EMPLOYEE BENEFIT OBLIGATIONS - Funded and Unfunded Pension Plans By Region (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of defined benefit plans [line items]
Surplus (deficit)	£ (112)	£ (114)
Defined benefit obligation, at present value	(334)	(365)
United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit)	1	1
North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(21)	(23)
Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(57)	(56)
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(35)	(36)
Funded plans by region
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(22)	(20)
Defined benefit obligation, at present value	(244)	(271)
Funded plans by region | United Kingdom
Disclosure of defined benefit plans [line items]
Surplus (deficit)	1	1
Defined benefit obligation, at present value	(9)	(9)
Funded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	9	11
Defined benefit obligation, at present value	(147)	(174)
Funded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(27)	(29)
Defined benefit obligation, at present value	(62)	(65)
Funded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(5)	(3)
Defined benefit obligation, at present value	(26)	(23)
Unfunded plans by region
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(90)	(94)
Defined benefit obligation, at present value	(90)	(94)
Unfunded plans by region | North America
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(30)	(34)
Defined benefit obligation, at present value	(30)	(34)
Unfunded plans by region | Western Continental Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(30)	(27)
Defined benefit obligation, at present value	(30)	(27)
Unfunded plans by region | Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe
Disclosure of defined benefit plans [line items]
Surplus (deficit)	(30)	(33)
Defined benefit obligation, at present value	£ (30)	£ (33)